Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	34,525.00
Total Offset Amount	18,306.55
Net Fee	$ 16,218.45
Final Prospectus	false